BUSINESS OPTIMIZATION CHARGES - Summary of Activity in Reserves related to Business Optimization Initiatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Reserve [Roll Forward]
Restructuring charges	$ 111	$ 134	$ 117
Severance and Other Employee Related Costs
Restructuring Reserve [Roll Forward]
Reserve, beginning balance	92	101	112
Restructuring charges	116	113	126
Payments	(86)	(93)	(96)
Reserve adjustments	(16)	(27)	(16)
Currency translation	7	(2)	(25)
Reserve, ending balance	$ 113	$ 92	$ 101